Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries

	As of December 31,
	2021	2022
	(RMB in thousands)
Consolidating Schedule of Financial Position
ASSETS
Cash and cash equivalents	2,132,402	1,273,823
Restricted cash	1,423,233	718,675
Restricted term deposit and short-term investments	424,678	119,678
Financing receivables, net	4,014,102	6,756,760
Amounts due from Group companies (1)	58,050	106,977
Deposits to insurance companies and guarantee companies	1,378,489	2,214,771
Contract assets and receivables, net	4,661,403	4,151,340
Property, equipment and software, net	129,769	213,610
Land use rights, net and right of use assets	1,096,579	1,029,258
Long‑term investments	448,886	331,560
Other assets	2,928,359	2,919,516
TOTAL ASSETS	18,695,950	19,835,968
LIABILITIES
Amounts due to Group companies (1)	6,452,376	6,285,111
Borrowings	1,735,931	1,288,476
Funding debts	3,798,233	5,719,358
Deferred guarantee income	419,843	781,633
Contingent guarantee liabilities	928,840	770,495
Other liabilities	3,593,686	2,699,461
TOTAL LIABILITIES	16,928,909	17,544,534
Total equity attributable to owners of the company	1,726,848	2,291,434
Non-controlling interests	40,193	—
TOTAL SHAREHOLDERS’ EQUITY	1,767,041	2,291,434
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	18,695,950	19,835,968

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Condensed Consolidating Schedule of Results of Operations
Operating revenue:
Third-party revenues	11,579,992	11,091,978	9,297,734
Inter-group revenues (2)	449	11,429	329
Total Operating revenue	11,580,441	11,103,407	9,298,063
Operating cost:
Third-party costs	(7,959,095)	(5,520,994)	(6,484,657)
Inter-group costs(2)	(21,817)	(1,636)	(36)
Total operating cost	(7,980,912)	(5,522,630)	(6,484,693)
Gross profit	3,599,529	5,580,777	2,813,370
Operating expense:
Third-party expenses	(1,360,975)	(1,689,151)	(1,764,902)
Inter-group expenses(2)	(2,387,176)	(3,047,627)	(1,629,811)
Total operating expenses	(3,748,151)	(4,736,778)	(3,394,713)
Others	(798,733)	(369,200)	617,568
Income/(Loss) before income tax	(947,355)	474,799	36,225
Income tax (expenses)/benefits	131,242	(142,201)	(13,950)
Net income/(loss)	(816,113)	332,598	22,275
Less: net income attributable to non-controlling interests	—	193	6,177
Net income/(loss) attributable to ordinary shareholders of the Company	(816,113)	332,405	16,098

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Net cash used in operating activities	(1,750,611)	(298,268)	537,019
Net cash (used in)/provided by transactions with external parties	670,707	3,839,254	2,063,827
Net cash used in transactions with inter-group entities for technical service charges and others (3)	(2,421,318)	(4,137,522)	(1,526,808)
Net cash provided by/(used in) investing activities	(2,190,303)	622,696	(2,062,379)
Net cash provided by/(used in) transactions with external parties	(2,389,743)	472,228	(2,586,207)
Net cash (used in)/provided by funds to Group companies (4)	199,440	150,468	(61,831)
Transfer of Shenzhen Lexin Financing Guarantee Co., Ltd from VIE to subsidiary (5)	—	—	585,659
Net cash provided by financing activities	3,720,373	656,269	(37,777)
Net cash provided by/(used in) transactions with external parties	1,203,610	(1,775,038)	1,469,679
Net cash provided by funds from Group companies (6)	2,516,763	2,431,307	(1,507,456)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(220,541)	980,697	(1,563,137)
Cash, cash equivalents and restricted cash at beginning of the year	2,797,805	2,574,938	3,555,635
Cumulative effect due to the adoption of ASC 326 (Note 2(e))	(2,326)	—	—
Cash, cash equivalents and restricted cash at end of the year	2,574,938	3,555,635	1,992,498

Schedule of Obligations Associated with Deferred Guarantee Income After Adoption of ASC 326

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income for the years ended December 31, 2020, 2021 and 2022 after the adoption of ASC 326:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2021	For the Year Ended December 31, 2022
		(RMB in thousands)
Opening balances	-	694,582	419,843
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	1,481,814	-	-
Fair value of deferred guarantee income at inception of new loans	1,532,461	499,805	1,928,195
Release of deferred guarantee income	(2,319,693)	(774,544)	(1,453,180)
Ending balances	694,582	419,843	894,858

Schedule of Obligations Associated with Contingent Guarantee Liabilities After Adoption of ASC 326

The following table sets forth the activities of the Group’s obligations associated with the contingent guarantee liabilities for the year ended December 31, 2020, 2021 and 2022 after the adoption of ASC 326:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2021	For the Year Ended December 31, 2022
		(RMB in thousands)
Opening balances	—	1,738,787	928,840
Cumulative effect due to the adoption of ASC 326 (Note 2(g))	2,214,128	—	—
Provision for contingent liabilities of guarantee	2,880,590	622,438	1,468,265
Net cash payout	(3,355,931)	(1,432,385)	(1,514,998)
Ending balances	1,738,787	928,840	882,107

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Sources

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by revenue sources:

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Installment e-commerce platform service income
Installment e-commerce platform service income	1,900,835	1,661,156	1,997,838
Other services	32,093	564	58,227
Total installment e-commerce platform service income	1,932,928	1,661,720	2,056,065
Credit facilitation service income
Loan facilitation and matching servicing fees-credit oriented	2,628,941	3,120,892	1,404,507
Post-origination servicing fees-credit oriented	1,087,567	1,327,452	1,082,020
Investment Program management service fees-credit oriented	70,488	—	—
Total credit facilitation service income	3,786,996	4,448,344	2,486,527
Tech-empowerment service income
Loan facilitation and matching servicing fees- performance based	1,656,998	1,727,794	935,234
Post-origination servicing fees- performance based	273,837	561,658	427,404
Loan facilitation and servicing fees- volume based	106,007	279,902	252,460
Membership services	113,107	107,901	82,256
Other services	36,797	85,740	148,589
Total tech-empowerment service income	2,186,746	2,762,995	1,845,943
Total revenue from loan facilitation and servicing fees	5,823,838	7,017,698	4,101,625
Total operating revenue within the scope of ASC 606	7,906,670	8,873,059	6,388,535

Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing

The following table presents the Group’s operating revenue within the scope of ASC 606 disaggregated by timing of revenue recognition:

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Revenues recognized at point-in-time	6,361,671	6,876,048	4,796,855
Revenues recognized over time	1,544,999	1,997,011	1,591,680
Total operating revenue within scope of ASC 606	7,906,670	8,873,059	6,388,535

Schedule of Estimated Useful Lives

Category	Estimated Useful Lives
Computers and equipment	3 years
Furniture and fixtures	4 ‑ 5 years
Leasehold improvement	Over the shorter of the expected life of leasehold improvement or the lease term
Software	3 ‑ 10 years

Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases - ASC 842

Future minimum lease payments under non‑cancelable operating leases agreements are as follows:

For the Year ended December 31, 2022
RMB in thousands
2022	52,093
2023	43,473
2024	42,772
2025 and thereafter	29,326
Total future lease payments	167,664
Impact of discounting remaining lease payments	(13,976)
Total lease liabilities	153,688
- Short-term portion	50,747
- Long-term portion	102,941

Schedule of Supplemental Cash Flow Information Related to Operating Leases

For the Year ended December 31, 2022
RMB in thousands
Cash payments for operating leases	56,347
Right-of-use assets obtained in exchange for operating lease liabilities	15,535

Inventory Supplier | Supplier Concentration Risk
Schedule of Concentration Risk	:

	As of December 31,
	2021		2022
Inventory supplier A	*	—	28.9%
Inventory supplier B	16.6%	—	23.4%
Inventory supplier C	*	—	17.5%
Inventory supplier D	-		11.6%
Inventory supplier E	16.6%		-
Inventory supplier F	11.9%		*

* Less than 10%.

Long Term Funding Debt | Lender Concentration Risk
Schedule of Concentration Risk	:

	As of December 31,
	2021	2022
Institutional Funding Partner A	16.3%	16.9%
Institutional Funding Partner B	23.0%	*
Institutional Funding Partner C	*	16.5%
* Less than 10%.
Deposits to Insurance and Guarantee Companies | Deposits Concentration Risk
Schedule of Concentration Risk	.

	As of December 31,
	2021	2022
Guarantee Company A	*	23.4%
Guarantee Company B	16.8%	*
Guarantee Company C	16.4%	*
* Less than 10%.
ASC 326
Schedule of Cumulative Effect of Changes on Consolidated Balance Sheet Due to Adoption of ASC 326

The following table sets forth the cumulative effect of the changes on the Group’s Consolidated Balance Sheet as of January 1, 2020 due to the adoption of ASC 326:

(RMB in thousands)	As of December 31, 2019		Adjustments due to the adoption of ASC 326		As of January 1, 2020
Assets
Cash and cash equivalents	2,085,234		(1,465)		2,083,769
Restricted cash	1,900,392		(1,848)		1,898,544
Restricted term deposit	1,966,643		(1,921)		1,964,722
Financing receivables, net	4,411,488		(229,661)		4,181,827
Accrued interest receivable, net	54,284		(1,681)		52,603
Guarantee receivables, net	1,464,977		(40,388)		1,424,589
Prepaid expenses and other current assets	1,324,924		(12,077)		1,312,847
Deposits to insurance companies and guarantee companies	1,251,003		(3,060)		1,247,943
Contract assets and service fees receivable, net	3,454,851		(26,045)		3,428,806
Other assets	454,421		(2,466)		451,955
Long-term investments	511,605		(3,588)		508,017
Liabilities
Guarantee liabilities(1)	(1,726,368)	(2)	1,726,368		—
Deferred guarantee income(1)	—		(1,481,814)	(2)	(1,481,814)
Contingent guarantee liabilities(1)	—		(2,214,128)	(2)	(2,214,128)
Total impact to allowance for credit losses			(2,293,774)
Deferred tax assets	157,138		78,803		235,941
Deferred tax liabilities	(309,646)		296,471		(13,175)
Total retained earnings impact			(1,918,500)

(1) Before the adoption of ASC 326, the guarantee liabilities subsequent to initial recognition were measured at the greater of the amount determined based on ASC 460 and the amount determined under ASC 450. An excess liability was recorded when the aggregate contingent liabilities under ASC 450 exceeded the balance of guarantee liabilities determined under ASC 460.

After the adoption of ASC 326, a contingent liability in full amount determined using CECL lifetime methodology of the guarantee (i.e., the contingent aspect recorded as “Contingent guarantee liabilities”) shall be accounted for in addition to and separately from the guarantee liability (i.e., the noncontingent aspect recorded as “Deferred guarantee income”) accounted for under ASC 460.

(2) As of December 31, 2019, the Group determined that the aggregate contingent liabilities under ASC 450 (RMB1,726.4 million) exceeded the balance of guarantee liabilities (RMB1,481.8 million) under ASC 460 and recorded an excess liability of RMB244.6 million. As a result of the adoption, RMB1,481.8 million of guarantee liabilities previously under ASC 460 was recorded as “Deferred guarantee income,” and RMB2,214.1 million of contingent guarantee liabilities is determined using CECL lifetime methodology compared to incurred loss methodology before the adoption.